Long-term debt (Parenthetical) (Detail)	Mar. 31, 2013 USD ($)	Mar. 31, 2013 INR	Mar. 31, 2012 INR	Mar. 31, 2013 Senior Notes SGD	Mar. 31, 2013 Debentures USD ($)	Mar. 31, 2013 Debentures INR	Mar. 31, 2013 Currency, South Africa Rand Secured Term Loan USD ($)	Mar. 31, 2013 Currency, South Africa Rand Secured Term Loan INR	Mar. 31, 2013 Noncontrolling Interest Currency, South Africa Rand USD ($)		Mar. 31, 2013 Noncontrolling Interest Currency, South Africa Rand INR		Mar. 31, 2012 Noncontrolling Interest Currency, South Africa Rand INR
Schedule of Capitalization, Long-term Debt [Line Items]
Senior notes issued				250,000,000
Senior notes percent				4.25%
Senior notes due				2016
Debt secured against property plant and equipment					46,000,000	2,500,000,000	495,000,000	26,982,000,000
Property, plant equipment carrying value provided as security for Debt					59,000,000	3,205,000,000	508,000,000	27,715,000,000
Loans payable to non-controlling shareholders	$ 2,154,000,000	117,434,000,000	104,391,000,000						$ 84,000,000	[1]	4,613,000,000	[1]	4,638,000,000	[1]

[1]	As on March 31, 2013, loans from Neotel's non-controlling shareholders of Rs. 4,613 million (US$ 84 million) is payable upon settlement of all bank loans of Neotel.